Supplemental guarantor financial information (Condensed consolidated income statement - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues and other income
Lease revenue		$ 4,713,802	$ 4,867,623	$ 4,991,551
Net gain on sale of assets		229,093	138,522	183,328
Other income (loss)		94,598	145,986	112,676
Total Revenues and other income		5,037,493	5,152,131	5,287,555
Expenses
Depreciation and amortization		1,727,296	1,791,336	1,843,003
Asset impairment		61,286	81,607	16,335
Interest expense		1,112,391	1,091,861	1,099,884
Leasing expenses		537,752	582,530	522,413
Transaction, integration and restructuring related expenses (a)		14,605	53,389	58,913	[1]
Selling, general and administrative expenses		348,291	351,012	381,308
Total Expenses		3,801,621	3,951,735	3,921,856
Income before income taxes and income of investments accounted for under the equity method		1,235,872	1,200,396	1,365,699
Provision for income taxes		(164,718)	(173,496)	(189,805)
Equity in net earnings of investments accounted for under the equity method		9,199	12,616	1,278
Net income		1,080,353	1,039,516	1,177,172
Net (income) loss attributable to non-controlling interest		4,202	(7,114)	(1,558)
Net income attributable to AerCap Holdings N.V.		1,076,151	1,046,630	1,178,730
AGAT/AICDC Notes
Revenues and other income
Lease revenue		4,714,000	4,868,000	4,992,000
Net gain on sale of assets		229,000	139,000	183,000
Other income (loss)		94,000	145,000	113,000
Total Revenues and other income		5,037,000	5,152,000	5,288,000
Expenses
Depreciation and amortization		1,727,000	1,791,000	1,843,000
Asset impairment		61,000	82,000	16,000
Interest expense		1,112,000	1,092,000	1,100,000
Leasing expenses		538,000	583,000	522,000
Transaction, integration and restructuring related expenses (a)		15,000	53,000	59,000
Selling, general and administrative expenses		348,000	351,000	382,000
Total Expenses		3,801,000	3,952,000	3,922,000
Income before income taxes and income of investments accounted for under the equity method		1,236,000	1,200,000	1,366,000
Provision for income taxes		(165,000)	(173,000)	(190,000)
Equity in net earnings of investments accounted for under the equity method		9,000	13,000	1,000
Net (loss) income before income from subsidiaries		1,080,000	1,040,000	1,177,000
Income (loss) from subsidiaries		0	0	0
Net income		1,080,000	1,040,000	1,177,000
Net (income) loss attributable to non-controlling interest		(4,000)	7,000	2,000
Net income attributable to AerCap Holdings N.V.		1,076,000	1,047,000	1,179,000
Eliminations | AGAT/AICDC Notes
Revenues and other income
Lease revenue		0	0	0
Net gain on sale of assets		0	0	0
Other income (loss)		(1,617,000)	(1,425,000)	(1,307,000)
Total Revenues and other income		(1,617,000)	(1,425,000)	(1,307,000)
Expenses
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Interest expense		(1,341,000)	(1,185,000)	(950,000)
Leasing expenses		0	0	0
Transaction, integration and restructuring related expenses (a)		0	0	0
Selling, general and administrative expenses		(276,000)	(240,000)	(357,000)
Total Expenses		(1,617,000)	(1,425,000)	(1,307,000)
Income before income taxes and income of investments accounted for under the equity method		0	0	0
Provision for income taxes		0	0	0
Equity in net earnings of investments accounted for under the equity method		0	0	0
Net (loss) income before income from subsidiaries		0	0	0
Income (loss) from subsidiaries		(1,989,000)	(2,084,000)	(2,269,000)
Net income		(1,989,000)	(2,084,000)	(2,269,000)
Net (income) loss attributable to non-controlling interest		0	0	0
Net income attributable to AerCap Holdings N.V.		(1,989,000)	(2,084,000)	(2,269,000)
AerCap Holdings N.V. | AGAT/AICDC Notes
Revenues and other income
Lease revenue		0	0	0
Net gain on sale of assets		0	0	0
Other income (loss)		49,000	6,000	9,000
Total Revenues and other income		49,000	6,000	9,000
Expenses
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Interest expense		0	0	12,000
Leasing expenses		0	0	0
Transaction, integration and restructuring related expenses (a)		0	0	0
Selling, general and administrative expenses		97,000	60,000	108,000
Total Expenses		97,000	60,000	120,000
Income before income taxes and income of investments accounted for under the equity method		(48,000)	(54,000)	(111,000)
Provision for income taxes		6,000	7,000	28,000
Equity in net earnings of investments accounted for under the equity method		0	0	0
Net (loss) income before income from subsidiaries		(42,000)	(47,000)	(83,000)
Income (loss) from subsidiaries		1,118,000	1,094,000	1,262,000
Net income		1,076,000	1,047,000	1,179,000
Net (income) loss attributable to non-controlling interest		0	0	0
Net income attributable to AerCap Holdings N.V.		1,076,000	1,047,000	1,179,000
AerCap Global Aviation Trust | AGAT/AICDC Notes
Revenues and other income
Lease revenue		1,671,000	2,058,000	2,355,000
Net gain on sale of assets		113,000	33,000	168,000
Other income (loss)		672,000	653,000	599,000
Total Revenues and other income		2,456,000	2,744,000	3,122,000
Expenses
Depreciation and amortization		630,000	770,000	868,000
Asset impairment		9,000	32,000	3,000
Interest expense		759,000	753,000	780,000
Leasing expenses		258,000	290,000	266,000
Transaction, integration and restructuring related expenses (a)		0	0	0
Selling, general and administrative expenses		105,000	120,000	112,000
Total Expenses		1,761,000	1,965,000	2,029,000
Income before income taxes and income of investments accounted for under the equity method		695,000	779,000	1,093,000
Provision for income taxes		(87,000)	(97,000)	(136,000)
Equity in net earnings of investments accounted for under the equity method		0	0	0
Net (loss) income before income from subsidiaries		608,000	682,000	957,000
Income (loss) from subsidiaries		167,000	237,000	104,000
Net income		775,000	919,000	1,061,000
Net (income) loss attributable to non-controlling interest		0	0	0
Net income attributable to AerCap Holdings N.V.		775,000	919,000	1,061,000
AerCap Ireland Capital Designated Activity Company | AGAT/AICDC Notes
Revenues and other income
Lease revenue		0	0	0
Net gain on sale of assets		0	0	0
Other income (loss)		4,000	0	14,000
Total Revenues and other income		4,000	0	14,000
Expenses
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Interest expense		176,000	184,000	164,000
Leasing expenses		0	0	0
Transaction, integration and restructuring related expenses (a)		0	0	0
Selling, general and administrative expenses		0	1,000	0
Total Expenses		176,000	185,000	164,000
Income before income taxes and income of investments accounted for under the equity method		(172,000)	(185,000)	(150,000)
Provision for income taxes		21,000	23,000	19,000
Equity in net earnings of investments accounted for under the equity method		0	0	0
Net (loss) income before income from subsidiaries		(151,000)	(162,000)	(131,000)
Income (loss) from subsidiaries		774,000	919,000	1,060,000
Net income		623,000	757,000	929,000
Net (income) loss attributable to non-controlling interest		0	0	0
Net income attributable to AerCap Holdings N.V.		623,000	757,000	929,000
Guarantors | AGAT/AICDC Notes
Revenues and other income
Lease revenue	[2]	214,000	205,000	134,000
Net gain on sale of assets	[2]	20,000	6,000	13,000
Other income (loss)	[2]	577,000	552,000	479,000
Total Revenues and other income	[2]	811,000	763,000	626,000
Expenses
Depreciation and amortization	[2]	87,000	72,000	65,000
Asset impairment	[2]	3,000	0	0
Interest expense	[2]	410,000	385,000	359,000
Leasing expenses	[2]	30,000	27,000	61,000
Transaction, integration and restructuring related expenses (a)	[2]	0	0	9,000
Selling, general and administrative expenses	[2]	135,000	102,000	257,000
Total Expenses	[2]	665,000	586,000	751,000
Income before income taxes and income of investments accounted for under the equity method	[2]	146,000	177,000	(125,000)
Provision for income taxes	[2]	(33,000)	(36,000)	38,000
Equity in net earnings of investments accounted for under the equity method	[2]	0	0	0
Net (loss) income before income from subsidiaries	[2]	113,000	141,000	(87,000)
Income (loss) from subsidiaries	[2]	831,000	701,000	933,000
Net income	[2]	944,000	842,000	846,000
Net (income) loss attributable to non-controlling interest	[2]	0	0	0
Net income attributable to AerCap Holdings N.V.	[2]	944,000	842,000	846,000
Non- Guarantors | AGAT/AICDC Notes
Revenues and other income
Lease revenue		2,829,000	2,605,000	2,503,000
Net gain on sale of assets		96,000	100,000	2,000
Other income (loss)		409,000	359,000	319,000
Total Revenues and other income		3,334,000	3,064,000	2,824,000
Expenses
Depreciation and amortization		1,010,000	949,000	910,000
Asset impairment		49,000	50,000	13,000
Interest expense		1,108,000	955,000	735,000
Leasing expenses		250,000	266,000	195,000
Transaction, integration and restructuring related expenses (a)		15,000	53,000	50,000
Selling, general and administrative expenses		287,000	308,000	262,000
Total Expenses		2,719,000	2,581,000	2,165,000
Income before income taxes and income of investments accounted for under the equity method		615,000	483,000	659,000
Provision for income taxes		(72,000)	(70,000)	(139,000)
Equity in net earnings of investments accounted for under the equity method		9,000	13,000	1,000
Net (loss) income before income from subsidiaries		552,000	426,000	521,000
Income (loss) from subsidiaries		(901,000)	(867,000)	(1,090,000)
Net income		(349,000)	(441,000)	(569,000)
Net (income) loss attributable to non-controlling interest		(4,000)	7,000	2,000
Net income attributable to AerCap Holdings N.V.		$ (353,000)	$ (434,000)	$ (567,000)

[1]	Includes $9.6 million of transaction and integration expenses related to the ILFC Transaction for the year ended December 31, 2015.
[2]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.